BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of consolidated balances with the related parties

		Balance Sheet - Assets
		At 12/31/17			At 12/31/16
		Cash and			Cash and
	Type of	cash	Accounts		cash	Accounts
Companies	transaction	equivalents	receivable, net	Other assets	equivalents	receivable, net	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l)	—	531	46	—	94	9,618
Telefónica LatinoAmerica Holding	l)	—	—	135,486	—	—	206,619
Telefónica	l)	—	492	158	—	—	633
		—	1,023	135,690	—	94	216,870
Other Group companies
Colombia Telecomunicaciones ESP	k)	—	1,210	4,505	—	2,641	3,900
Media Networks Brasil Soluções Digitais	a) / d)	—	1,017	2,106	—	81	59
Pegaso PCS	k)	—	2,757	—	—	6,163	—
T.O2 Germany GMBH CO. OHG	k)	—	22,315	—	—	9,849	—
Telcel Telecom. Celulares C. A.	k)	—	6,067	—	—	6,180	—
Telefônica Digital España	l)	—	1,929	—	—	—	—
Telefônica Factoring do Brasil	a) / d) / l)	—	12,337	93	—	4,927	22
Telefónica Global Technology	l)	—	—	13,600	—	1,614	11,244
Telefônica Inteligência e Segurança Brasil	a) / d) / l)	—	271	1,013	—	868	945
Telefónica International Wholesale Services Espanha	j)	—	69,087	—	—	82,613	—
Telefônica Learning Services Brasil	a)	—	175	—	—	64	—
Telefónica Moviles Argentina	k)	—	7,194	—	—	6,288	—
Telefónica Moviles Del Chile	k)	—	539	387	—	10,207	337
Telefónica Moviles Del Espanha	k)	—	8,918	—	—	9,220	—
Telefônica Serviços Empresariais do Brasil	a) / d) / p)	—	2,938	2,355	—	2,518	2,410
Telefonica UK LTD.(O2 UK LTD)	k)	—	1,350	—	—	8,809	—
Telefónica USA	j)	—	6,248	—	—	3,550	—
Telfisa	q)	9,523	—	—	78,070	—	—
Telxius Cable Brasil	a) / d) / p)	—	28,981	819	—	11,513	2,678
Telxius Torres Brasil (1)	d) / l) / p) / x)	—	14,666	5,106	—	13,842	3,709
Terra Networks Chile, Terra Networks México, Terra Networks Perú e Terra Networks Operation	g) / h)	—	8,159	—	—	—	—
Terra Networks Brasil	a) / d) / l)	—	—	—	—	5,499	7,596
Other	a) / d) / g) / h) / k) / l) / p)	—	3,840	1,059	—	4,366	909
		9,523	199,998	31,043	78,070	190,812	33,809
Total		9,523	201,021	166,733	78,070	190,906	250,679
Current assets		9,523	201,021	164,249	78,070	190,906	247,863
Noncurrent assets		—	—	2,484	—	—	2,816

		Balance Sheet - Liabilities
		At 12/31/17		At 12/31/16
		Trade		Trade
		accounts		accounts
		payable and		payable and
	Type of	other	Other	other	Other
Companies	transaction	payables	liabilities	payables	liabilities
Parent Companies
SP Telecomunicações Participações	l)	6,656	15,000	—	533
Telefónica LatinoAmerica Holding	l)	86	—	109	—
Telefónica	l) / m) / n)	1,205	99,950	2,236	84,759
		7,947	114,950	2,345	85,292
Other Group companies
Colombia Telecomunicaciones S.A. ESP	k)	471	—	2,675	—
Companhia AIX de Participações	u)	1,915	—	1,835	—
Fundação Telefônica	t)	—	137	—	52
Media Networks Latina America SAC	b)	4,248	—	32,398	—
Media Networks Brasil Soluções Digitais	f)	33,751	318	11,821	318
Pegaso PCS	k)	388	—	2,452	—
T.O2 Germany GMBH CO. OHG	k)	5,477	—	4,409	—
Telcel Telecom. Celulares C. A.	k)	5,240	—	4,721	—
Telefónica Compras Electrónicas	v)	24,311	—	24,196	—
Telefônica Digital España	l) / o)	46,645	—	35,347	—
Telefônica Factoring do Brasil	l) / s)	—	146	—	6,154
Telefónica Global Technology	e) / l)	15,671	—	15,169	—
Telefônica Inteligência e Segurança Brasil	c) / l)	15,336	27	26,516	27
Telefónica International Wholesale Services Espanha	f)	44,240	8	50,121	8
Telefônica Learning Services Brasil	r)	37,931	—	16,328	—
Telefónica Moviles Argentina	k)	3,865	—	13,997	—
Telefónica Moviles Del Chile	k)	963	—	10,673	—
Telefónica Moviles Del Espanha	k)	3,589	—	4,671	—
Telefônica Serviços Empresariais do Brasil	d)	—	376	112	1,042
Telefonica UK LTD.(O2 UK LTD)	k)	89	—	3,868	—
Telefónica USA	f)	—	171	14,283	168
Telxius Cable Brasil	f)	44,037	2,068	52,210	2,068
Telxius Torres Brasil (1)	x) / l)	37,718	7,757	33,178	15,991
Terra Networks México, Terra Networks Perú e Terra Networks Operation	h)	7,633	—	—	—
Terra Networks Brasil	i)	—	—	3,360	1,209
Other	g) / h) / k) / l) / w)	9,379	29	14,555	29
		342,897	11,037	378,895	27,066
Total		350,844	125,987	381,240	112,358
Current liabilities		350,844	124,749	381,240	110,449
Noncurrent liabilities		—	1,238	—	1,909

		Income statement
		2017			2016			2015
			Cost, despesas			Cost, despesas			Cost, despesas and
			and other			and other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d) / l)	—	268	—	—	67	—	—	(94)	(146)
Telefónica LatinoAmerica Holding	l)	—	36,523	11,030	—	87,526	4,348	—	134,958	(14,383)
Telefónica	l) / m) / n)	—	(331,684)	(996)	—	(319,708)	(9,727)	—	(343,453)	(28,714)
		—	(294,893)	10,034	—	(232,115)	(5,379)	—	(208,589)	(43,243)
Other Group companies
Colombia Telecomunicaciones S.A. ESP	k)	349	(10)	604	217	(2,845)	(926)	389	(1,742)	1,165
Companhia AIX de Participações	a) / u)	36	(22,738)	—	67	(21,316)	—	32	(19,216)	—
Fundação Telefônica	a) / t)	—	(11,395)	—	-	(10,530)	—	—	(10,283)	—
Media Networks Brasil Soluções Digitais	a) / d) / f)	600	(57,176)	—	572	(3,451)	—	—	-	—
Media Networks Latina America SAC	b)	—	(33,133)	(516)	-	(17,133)	(50)	—	(39,234)	—
Pegaso PCS	k)	170	536	—	86	(5,991)	—	147	(2,650)	—
T. Learning Services Brasil	a) / r)	292	(54,782)	—	2	(47,544)	1,311	140	(44,825)	—
T.O2 Germany GMBH CO. OHG	k)	75	(1,409)	—	45	(4,527)	—	917	(2,329)	—
Telefónica Compras Electrónicas	v)	—	(29,062)	—	—	(42,889)	—	—	(13,692)	—
Telefônica Digital España	l) / o)	—	(81,893)	(2,600)	—	(44,872)	(1,262)	—	(46,096)	(6,200)
Telefônica Factoring do Brasil	a) / d) / l) / s)	69	828	61	41	200	—	36	33	55
Telefónica Global Technology, S.A.U.	e) / l)	—	(36,395)	40	—	(28,933)	(756)	—	(10,262)	806
Telefônica Inteligência e Segurança Brasil	a) / c) / d) / l)	706	(40,918)	—	1,041	(39,709)	389	976	(25,636)	—
Telefónica International Wholesale Services Espanha	f) / j)	56,728	(49,960)	(2,564)	72,520	(56,293)	(15,008)	82,667	(57,952)	41,386
Telefónica Moviles Argentina	k)	3,746	6,147	—	3,072	(9,112)	—	3,053	(10,728)	—
Telefónica Moviles Del Chile	k)	1,586	(2,196)	52	1,074	(1,096)	(80)	731	(4,236)	100
Telefónica Moviles Del Espanha	k)	1,048	(1,969)	—	(836)	(2,170)	—	2,938	(3,823)	—
Telefônica Serviços Empresariais do Brasil	a) / d) / p)	286	(989)	—	118	867	(43)	934	(7,402)	—
Telefonica UK LTD.(O2 UK LTD)	k)	1,163	(1,374)	—	5	(994)	—	2,841	(1,987)	—
Telefónica USA	f) / j)	2,392	(2,322)	(2,035)	2,998	(14,970)	(349)	3,542	(18,429)	1,970
Telxius Cable Brasil	a) / d) / f) / p)	15,044	(200,536)	787	17,624	(246,595)	244	14,188	(251,717)	—
Telefônica Transportes e Logística	a) / d) / l) / q) / z)	—	—	—	—	—	—	1,710	(55,367)	—
Telxius Torres Brasil (1)	d) / l) / p) / x)	—	(107,373)	—	31	(72,460)	1,929	—	—	—
Terra Networks Chile, Terra Networks México, Terra Networks Perú e Terra Networks Operation	g) / h)	—	(9,782)	(120)	—	—	—	—	—	—
Terra Networks Brasil	a) / d) / l) / i)	2,485	(10,719)	—	16,483	(17,884)	1,194	1,285	(21,408)	—
Other	a) / d) / g) / h) / k) / l) / p) / w) / x)	3,537	(14,608)	41	1,683	(23,677)	1,216	2,582	(11,190)	385
		90,312	(763,228)	(6,250)	116,843	(713,924)	(12,191)	119,108	(660,171)	39,667
Total		90,312	(1,058,121)	3,784	116,843	(946,039)	(17,570)	119,108	(868,760)	(3,576)
(1)

In March 2016, the Company entered into a purchase and sale agreements for infrastructure and assignment of leases, pooling and other covenants ("Agreement") with Telxius Torres Brasil Ltda (a Telefónica subsidiary). The subject matter of the agreement is the purchase and sale of 1,655 tower structures, assignment of current rental agreements for their sites and shared-use/ pooling agreements. The total amount involved was R$760,000, comprising R$719,101 relating to the tower infrastructures and R$40,899 relating to the customer portfolio.

Schedule of transactions with the related parties having impact on the balance sheet

Impacts on the Balance Sheet
Description	Balance Sheet Group	R$ thousands
Amounts receivable from Telxius Torres Brasil Ltda	Related-party receivables (1)	760,000
Amount of write-offs of residual values of towers	Property, plan and equipment (note 12)	(99,210)
Value of towers classified as finance lease	Finance lease (Note 20)	2,674
Value of towers awaiting for contractual conditions for transfer	Deferred revenues (Note 19)	140,846
(1)

On April 8, 2016, Telxius Torres Brasil Ltda settled the amount of R$760,000 in favor of the Company relating to this transaction, which is classified in the statement of cash flows as cash received from sale of PP&E items.

Schedule of transactions with the related parties having impact on the statement of income

Impacts on the Statement of Income
Description	DRE Group	R$ thousands
Value of disposal of towers (except retention and financial lease)	Other operating revenues (expenses), net (Note 25)	575,580
Value of write-off of residual amount	Other operating revenues (expenses), net (Note 25)	(99,210)
Value of customer portfolio	Other operating revenues (expenses), net (Note 25)	40,899
Amount of PIS and Cofins charged on customer portfolio	Other operating revenues (expenses), net (Note 25)	(3,783)
Effect on operating income		513,486
Amount of IR and CS levied on towers and customer portfolio	Income and social contribution taxes (Note 27)	(174,585)
Net effect on transaction income	Net effect on transaction income	338,901